Share-Based Payments - Summary of Recognized Share Based Payment Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Detailed Information About Recognized Share Based Payment Expenses [Abstract]
Director and employee services received	$ 6,128	$ 5,085	$ 5,835